As filed with the Securities and Exchange Commission on March 8, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2015

Item 1. Reports to Stockholders.

ZEVENBERGEN GENEA FUND
INVESTOR CLASS (ZVGNX) INSTITUTIONAL CLASS (ZVGIX)

ZEVENBERGEN GROWTH FUND
INVESTOR CLASS (ZVNBX) INSTITUTIONAL CLASS (ZVNIX)

SEMI-ANNUAL REPORT TO SHAREHOLDERS

DECEMBER 31, 2015

TABLE OF CONTENTS
ZEVENBERGEN GENEA FUND
Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statement of Changes in Net Assets	5
Financial Highlights	6
ZEVENBERGEN GROWTH FUND
Schedule of Investments	8
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	13
NOTES TO FINANCIAL STATEMENTS	15
EXPENSE EXAMPLE	19
APPROVAL OF INVESTMENT ADVISORY AGREEMENT	20
ADDITIONAL INFORMATION	21

Zevenbergen Genea Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2015 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 96.4%
	CONSUMER DISCRETIONARY ― 47.7%
1,000	2U, Inc. (a)	$27,980
310	Amazon.com, Inc. (a)	209,526
1,100	Eros International Plc (a)	10,065
471	Expedia, Inc.	58,523
900	MercadoLibre, Inc.	102,906
1,275	Mobileye N.V. (a)	53,907
1,215	Netflix, Inc. (a)	138,972
7,095	Pandora Media, Inc. (a)	95,144
53	Priceline Group, Inc. (a)	67,572
795	Tesla Motors, Inc. (a)	190,808
2,950	Vipshop Holdings Limited ― ADR (a)	45,046
		1,000,449
	FINANCIAL SERVICES ― 11.4%
7,800	LendingClub Corporation (a)	86,190
1,100	PayPal Holdings, Inc. (a)	39,820
4,810	Zillow Group, Inc. Class C (a)	112,939
		238,949
	PRODUCER DURABLES ― 3.4%
2,600	XPO Logistics, Inc. (a)	70,850

	TECHNOLOGY ― 33.9%
620	Alibaba Group Holding Limited ― ADR (a)	50,388
150	Alphabet, Inc. Class A (a)	116,701
285	Baidu, Inc. ― ADR (a)	53,876
540	Criteo S.A. ― ADR (a)	21,384
630	Ellie Mae, Inc. (a)	37,945
1,050	Facebook, Inc. (a)	109,893
360	LinkedIn Corporation (a)	81,029
330	Palo Alto Networks, Inc. (a)	58,126
890	salesforce.com, Inc. (a)	69,776
600	ServiceNow, Inc. (a)	51,936
650	Tableau Software, Inc. (a)	61,243
		712,297

	TOTAL COMMON STOCKS (Cost $1,997,899)	$2,022,545

Zevenbergen Genea Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

Number of
Shares		Value
	MONEY MARKET FUNDS ― 3.6%
75,626	First American US Treasury Money Market Fund, Class Z, 0.00% (b)	$75,626
	TOTAL MONEY MARKET FUNDS (Cost $75,626)	$75,626

	TOTAL INVESTMENTS ― 100.0% (Cost $2,073,525)	2,098,171
	Liabilities in Excess of Other Assets ― 0.0%	(594)
	TOTAL NET ASSETS ― 100.0%	$2,097,577

ADR	American Depository Receipt.
(a)	Non Income Producing.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of December 31, 2015.

The accompanying notes are an integral part of these financial statements

Zevenbergen Genea Fund
Statement of Assets and Liabilities
December 31, 2015 (Unaudited)

Assets
Investments in securities, at value (cost $2,073,525)	$2,098,171
Dividend and Interest receivable	94
Receivable for Fund shares sold	4,400
Receivable from Adviser	18,089
Prepaid expenses	25,517
Total Assets	2,146,271

Liabilities
Payable for securities purchased	$21,881
Trustees' fees payable	194
Distribution fees - Investor class (Note 5)	47
Accrued other expenses and other liabilities	26,572
Total Liabilities	48,694

Net Assets	$2,097,577

COMPONENTS OF NET ASSETS
Paid-in capital	$2,054,399
Accumulated net investment loss	(5,360)
Accumulated net realized gain on investments	23,892
Net unrealized appreciation/depreciation on investments	24,646
Net Assets	$2,097,577

Investor Class:
Net assets	$87,936
Shares outstanding (unlimited number of shares authorized, $0.01 par value)	8,452
Net asset value, offering and redemption price per share	10.40

Institutional Class:
Net assets	$2,009,641
Shares outstanding (unlimited number of shares authorized, $0.01 par value)	193,155
Net asset value, offering and redemption price per share	10.40

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund
Statement of Operations
For the Period Ended December 31, 2015 (Unaudited)

Investment Income
Dividends and Interest income	$170

Expenses
Administration fees	28,070
Transfer agent fees and expenses	13,448
Registration fees	12,718
Audit fees	5,858
Legal fees	5,361
Advisory fees	4,479
Compliance fees	3,538
Shareholder reporting fees	2,804
Trustees' fees	2,689
Custody fees	1,721
Miscellaneous expenses	1,458
Shareholder Servicing fees (Note 5)	507
Distribution fees - Investor Class (Note 6)	47
Total expenses	82,698
Expenses waived by the Adviser	(77,168)
Net expenses	5,530

Net Investment Loss	(5,360)

Realized and Unrealized Gain on Investments
Net realized gain on Investments	23,892
Change in unrealized appreciation (depreciation) on Investments	24,646
Net realized and unrealized gain on investments	48,538

Net Increase in Net Assets from Operations	$43,178

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund
Statement of Changes in Net Assets

Operations	For the Period September 1, 2015* through December 31, 2015 (Unaudited)
Net investment loss	$(5,360)
Net realized gain on investments	23,892
Net change in unrealized appreciation/(depreciation) on investments	24,646
Net increase in net assets from operations	43,178

Capital Transactions
Proceeds from shares sold
Investor Class	86,600
Institutional Class	1,967,799
Net increase in net assets from capital share transactions	2,054,399

Total increase in net assets	2,097,577

Net Assets
Beginning of period	-
End of period	$2,097,577

Accumulated net investment loss	$(5,360)

Capital shares transactions
Investor Class
Shares Sold	8,452
Net increase in shares outstanding	8,452

Institutional Class
Shares Sold	193,155
Net increase in shares outstanding	193,155

* Commencement of operations

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund
Financial Highlights
Investor Class

For a capital share outstanding throughout each period

	For the Period September 1, 2015* through December 31, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04	) (1)
Net realized and unrealized gain on investments	0.44
Total income from investment operations	0.40

Net asset value, end of period	$10.40

Total return	4.00	% (2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$88
Ratio of expenses to average net assets
Before fees waived by the Adviser	18.62	% (3)
After fees waived by the Adviser	1.40	% (3)
Ratio of net investment income/loss to average net assets
Before fees waived by the Adviser	-18.60	% (3)
After fees waived by the Adviser	-1.37	% (3)
Portfolio turnover rate	1.23	% (2)

* Commencement of operations
(1) Per share amounts have been calculated using the average shares method
(2) Not annualized
(3) Annualized

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund
Financial Highlights
Institutional Class

For a capital share outstanding throughout each period

	For the Period September 1, 2015* through December 31, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04	)(1)
Net realized and unrealized gain on investments	0.44
Total income from investment operations	0.40

Net asset value, end of period	$10.40

Total return	4.00	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,010
Ratio of expenses to average net assets
Before fees waived by the Adviser	16.54	%(3)
After fees waived by the Adviser	1.10	%(3)
Ratio of net investment income/loss to average net assets
Before fees waived by the Adviser	-16.51	%(3)
After fees waived by the Adviser	-1.07	%(3)
Portfolio turnover rate	1.23	%(2)

* Commencement of operations
(1) Per share amounts have been calculated using the average shares method
(2) Not annualized
(3) Annualized

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2015 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 95.1%
	CONSUMER DISCRETIONARY ― 32.9%
140	Amazon.com, Inc. (a)	$94,625
56	Chipotle Mexican Grill, Inc. (a)	26,872
46	Expedia, Inc.	5,775
650	lululemon athletica, Inc. (a)	34,105
350	MercadoLibre, Inc.	40,019
725	Netflix, Inc. (a)	82,925
2,350	Pandora Media, Inc. (a)	31,513
40	Priceline Group, Inc. (a)	50,998
625	Starbucks Corporation	37,519
375	Tesla Motors, Inc. (a)	90,004
350	Under Armour, Inc. (a)	28,214
		522,569
	FINANCIAL SERVICES ― 16.6%
1,600	Charles Schwab Corp.	52,688
680	First Republic Bank	44,921
4,000	LendingClub Corporation (a)	44,200
230	PayPal Holdings, Inc. (a)	8,326
150	Signature Bank (a)	23,006
475	Visa Inc.	36,836
2,250	Zillow Group, Inc. Class C (a)	52,830
		262,807
	HEALTH CARE ― 18.8%
200	Alexion Pharmaceuticals, Inc. (a)	38,150
285	BioMarin Pharmaceutical, Inc. (a)	29,856
515	Celgene Corporation (a)	61,676
1,700	Exact Sciences Corporation (a)	15,691
300	Gilead Sciences, Inc.	30,357
145	Illumina, Inc. (a)	27,832
125	McKesson Corporation	24,654
475	Medidata Solutions, Inc. (a)	23,413
85	Regeneron Pharmaceuticals, Inc. (a)	46,144
		297,773

Zevenbergen Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

Number of
Shares		Value
	PRODUCER DURABLES ― 5.1%
3,000	XPO Logistics, Inc. (a)	$81,750

	TECHNOLOGY ― 21.7%
80	Alphabet Inc. Class A (a)	62,241
150	Baidu, Inc. ― ADR (a)	28,356
790	Facebook, Inc. (a)	82,681
170	LinkedIn Corporation (a)	38,264
350	Monolithic Power Systems, Inc.	22,298
225	Palo Alto Networks, Inc. (a)	39,631
500	salesforce.com, Inc. (a)	39,200
200	ServiceNow, Inc. (a)	17,312
250	Splunk, Inc. (a)	14,703
		344,686

	TOTAL COMMON STOCKS (Cost $1,513,625)	$1,509,585

	MONEY MARKET FUNDS ― 20.7%
329,256	First American US Treasury Money Market Fund, Class Z, 0.00% (b)	329,256
	TOTAL MONEY MARKET FUNDS (Cost $329,256)	$329,256

	TOTAL INVESTMENTS ― 115.8% (Cost $1,842,881)	1,838,841
	Liabilities in Excess of Other Assets ― (15.8)%	(251,158)
	TOTAL NET ASSETS ― 100.0%	$1,587,683

ADR	American Depository Receipt.
(a)	Non Income Producing.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of December 31, 2015.

The accompanying notes are an integral part of these financial statements

Zevenbergen Growth Fund
Statement of Assets and Liabilities
December 31, 2015 (Unaudited)

Assets
Investments in securities, at value (cost $1,842,881)	$1,838,841
Dividends and interest receivable	44
Receivable from Adviser	18,873
Prepaid expenses	25,517
Total Assets	1,883,275

Liabilities
Payable for securities purchased	$265,589
Trustees' fees payable	194
Distribution fees - Investor Class (Note 5)	21
Accrued other expenses and other liabilities	29,788
Total Liabilities	295,592

Net Assets	$1,587,683

COMPONENTS OF NET ASSETS
Paid-in capital	$1,592,845
Accumulated net investment loss	(1,916)
Accumulated net realized gain on investments	794
Net unrealized appreciation/depreciation on investments	(4,040)
Net Assets	$1,587,683

Investor Class:
Net assets	$25,265
Shares outstanding (unlimited number of shares authorized, $0.01 par value)	2,500
Net asset value, offering and redemption price per share	10.11

Institutional Class:
Net assets	$1,562,418
Shares outstanding (unlimited number of shares authorized, $0.01 par value)	154,418
Net asset value, offering and redemption price per share	10.12

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund
Statement of Operations
For the Period Ended December 31, 2015 (Unaudited)

Investment Income
Dividends and Interest Income	$335

Expenses
Administration fees	28,070
Transfer agent fees and expenses	13,435
Registration fees	12,718
Audit fees	5,858
Legal fees	5,361
Compliance fees	3,538
Shareholder reporting fees	2,794
Trustees' fees	2,689
Advisory fees	1,781
Custody fees	1,716
Miscellaneous expenses	1,461
Shareholder Servicing fees (Note 5)	226
Distribution fees - Investor Class (Note 6)	21
Total expenses	79,668
Reimbursement of expenses by adviser	(77,417)
Net expenses	2,251

Net Investment Loss	(1,916)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on Investments	794
Change in unrealized appreciation (depreciation) on Investments	(4,040)
Net realized and unrealized loss on investments	(3,246)

Net Decrease in Net Assets from Operations	$(5,162)

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund
Statement of Changes in Net Assets (Unaudited)

Operations	For the Period September 1, 2015* through December 31, 2015 (Unaudited)
Net investment loss	$(1,916)
Net realized gain on investments	794
Net change in unrealized appreciation/(depreciation) on investments	(4,040)
Net decrease in net assets from operations	(5,162)

Capital Transactions
Proceeds from shares sold
Investor Class	25,000
Institutional Class	1,567,845
Net increase in net assets from capital share transactions	1,592,845

Total increase in net assets	1,587,683

Net Assets
Beginning of period	-
End of period	$1,587,683

Accumulated net investment loss	$(1,916)

Capital shares transactions
Investor Class
Shares Sold	2,500
Net increase in shares outstanding	2,500

Institutional Class
Shares Sold	154,418
Net increase in shares outstanding	154,418

*Commencement of operations

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund
Financial Highlights Investor Class

For a capital share outstanding throughout each period
	For the Period September 1, 2015* through December 31, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04	)(1)
Net realized and unrealized gain on investments	0.15
Total income from investment operations	0.11

Net asset value, end of period	$10.11

Total return	1.10	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$25
Ratio of expenses to average net assets
Before fees waived by the Adviser	42.19	%(3)
After fees waived by the Adviser	1.30	%(3)
Ratio of net investment income/loss to average net assets
Before fees waived by the Adviser	-42.04	%(3)
After fees waived by the Adviser	-1.15	%(3)
Portfolio turnover rate	3.69	%(2)

* Commencement of operations
(1) Per share amounts have been calculated using the average shares method
(2) Not annualized
(3) Annualized

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund
Financial Highlights
Institutional Class

For a capital share outstanding throughout each period
	For the Period September 1, 2015* through December 31, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.03	)(1)
Net realized and unrealized gain on investments	0.15
Total income from investment operations	0.12

Net asset value, end of period	$10.12

Total return	1.20	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,562
Ratio of expenses to average net assets
Before fees waived by the Adviser	35.54	%(3)
After fees waived by the Adviser	1.00	%(3)
Ratio of net investment income/loss to average net assets
Before fees waived by the Adviser	-35.39	%(3)
After fees waived by the Adviser	-0.85	%(3)
Portfolio turnover rate	3.69	%(2)

* Commencement of operations
(1) Per share amounts have been calculated using the average shares method
(2) Not annualized
(3) Annualized

The accompanying notes are an integral part of these financial statements.

Zevenbergen Funds
Notes to the Financial Statements
December 31, 2015 (Unaudited)

NOTE 1 – ORGANIZATION
Zevenbergen Genea Fund (the “Genea Fund”) and Zevenbergen Growth Fund (the “Growth Fund”; collectively the “Funds”) are non-diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  Zevenbergen Capital Investments LLC (the Adviser”) serves as the investment manager to the Funds.  The Funds commenced operations on September 1, 2015. The Funds’ investment objective is long-term capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. Each Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 946, Financial Services – Investment Companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

A. Securities Valuation

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:
Level 1 -
Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Funds’ own assumptions in determining fair value of investments
Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Funds’ consolidated investments in each category investment type as of December 31, 2015:

Zevenbergen Funds
Notes to the Financial Statements
December 31, 2015 (Unaudited) (Continued)

Zevenbergen Genea Fund
Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$2,022,545	$-	$-	$2,022,545
Short-Term Investment	75,626	-	-	75,626
Total Assets	$2,098,171	$-	$-	$2,098,171

Zevenbergen Growth Fund
Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,509,585	$-	$-	$1,509,585
Short-Term Investment	329,256	-	-	329,256
Total Assets	$1,838,841	$-	$-	$1,838,841

Please refer to the Schedule of Investments for further classification.

The Funds recognize transfers between Levels at the end of the reporting period. There were no transfers between Levels at period end. There were no Level 3 securities held at period end.
B. Security Transactions, Investment Income, and Distributions.
The Funds record security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

C. Federal Income Taxes.
The Funds have elected to be taxed as a Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of the net taxable income to their shareholders. Therefore no provision is made for federal income taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income an realized gains and losses is recorded by the Funds.
As of and during the period ended December 31, 2015, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations.  During the period, the Funds did not incur any interest or tax penalties.  The Funds have not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years.

Zevenbergen Funds
Notes to the Financial Statements
December 31, 2015 (Unaudited) (Continued)

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Under the terms of this agreement, the Genea Fund and the Growth Fund will pay the Adviser a monthly fee based on each Fund’s average daily net assets at the annual rate of 0.90% and 0.80%, respectively.
Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse each Fund’s operating expenses (excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, extraordinary expenses and brokers’ commissions, and other charges relating to the purchase and sale of the Funds’ portfolio securities) to ensure that these expenses do not exceed, on an annual basis, the expense limitations, expressed as a percentage rate of the average daily net assets of each Fund, listed below. Waivers or reimbursements are calculated daily and settled monthly in conjunction with each Fund’s payment of advisory fees.
Fund	Institutional Class	Investor Class
Zevenbergen Genea Fund	1.10%	1.40%
Zevenbergen Growth Fund	1.00%	1.30%
The Adviser (without the approval of the Board of Trustees) is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement for a period of up to three years following the fiscal year in which the Adviser reduced its compensation and/or assumed expenses for the Funds, provided that the total operating expenses of the Funds, including the recoupment, do not exceed the established cap on expenses for that year. The amounts waived by the Funds for period ended December 31, 2015 are reflected on the statement of operations.
U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the Funds’ administrator.  Each Fund pays a monthly fee computed at an annual rate of 0.08 percent of the first $250 million of the Funds’ average net assets, 0.06 percent on the next $250 million of the Fund’s average net assets and 0.05 percent on the balance of the Fund’s average net assets, subject to $78,000 annual minimum for the first fund, $60,000 for the second fund, and a $15,000 annual fee for each additional class.  USBFS also serves as the Fund's transfer agent.
U.S. Bank, N.A. serves as the Fund’s custodian. Quasar Distributors, LLC, an affiliate of USBFS, acts as the Fund’s distributor and principal underwriter.

The Independent Trustees were paid $5,378 for their services during the period ended December 31, 2015. No compensation is paid by the Funds to the Interested Trustee or officers of the Trust.

NOTE 4 – INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments) for each Fund for the period ended December 31, 2015, were as follows:

Zevenbergen Genea Fund
Purchases	$2,017,693
Sales	$20,544

Zevenbergen Growth Fund
Purchases	$1,543,043
Sales	$27,928

Zevenbergen Funds
Notes to the Financial Statements
December 31, 2015 (Unaudited) (Continued)

NOTE 5 – SHAREHOLDER SERVICING PLAN

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of the Investor Class and up to 0.10% of average daily net assets of Institutional Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers.  For the period ended December 31, 2015, Shareholder Servicing fees incurred are disclosed on the Statement of Operations.

NOTE 6 – DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of its Investor Class shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets of the Investor Class shares.  For the period ended December 31, 2015, distribution fees incurred are disclosed on the Statement of Operations.

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

Zevenbergen Funds
Expense Example
For the Period ended December 31, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2015 to December 31, 2015 (the “period”).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% Return Before Expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses Paid During the Period
	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period (1)

Zevenbergen Genea Fund
Investor Class
Actual Fund Return	$1,000.00	$1,041.00	1.40%	$4.76
Hypothetical 5% Return	$1,000.00	$1,010.93	1.40%	$4.69
Institutional Class
Actual Fund Return	$1,000.00	$1,041.00	1.10%	$3.75
Hypothetical 5% Return	$1,000.00	$1,011.80	1.10%	$3.70

Zevenbergen Growth Fund
Investor Class
Actual Fund Return	$1,000.00	$1,011.00	1.30%	$4.36
Hypothetical 5% Return	$1,000.00	$1,010.49	1.30%	$4.36
Institutional Class
Actual Fund Return	$1,000.00	$1,012.00	1.00%	$3.34
Hypothetical 5% Return	$1,000.00	$1,012.28	1.00%	$3.34

(1)	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 122/366 (to reflect the “period”).

Zevenbergen Genea Fund
Zevenbergen Growth Fund
Approval of Investment Advisory Agreement (Unaudited)
SEMI-ANNUAL REPORT – Period Ended December 31, 2015

At a meeting held on May 27, 2015, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved a new investment advisory agreement (“Advisory Agreement”) with Zevenbergen Capital Investments LLC (“Zevenbergen” or the “Adviser”), for the Zevenbergen Growth Fund and Zevenbergen Genea Fund (each a “Fund” and together, the “Funds”), each a new series of the Trust.  Ahead of the May meeting, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services to be provided by the Adviser to the Funds under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreement:
In considering the approval of the Advisory Agreement, the Board considered the following factors and made the following determinations.  In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.
•
In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel that would be involved in the day-to-day activities of the Funds.  The Board reviewed the proposed services that Zevenbergen would provide to each of the Funds as investment adviser, noting to what degree those services extended beyond portfolio management.  The Trustees also considered the structure of the compliance procedures and the trading capability of Zevenbergen.  The Board concluded that Zevenbergen had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory and reliable.

•
As the Funds were newly created, the Board was unable to review the performance of the Funds.  The Board did consider the Adviser’s performance history with respect to its separately managed accounts with similar investment strategies.

•
The Trustees also reviewed the anticipated cost of the proposed services, the proposed structure and level of advisory fees payable by each of the Funds.  After reviewing the materials that were provided, the Trustees concluded that the fees to be received by Zevenbergen were fair and reasonable.

•
The Trustees discussed the likely overall profitability of Zevenbergen from managing each of the Funds.  In assessing profitability, the Trustees reviewed Zevenbergen’s financial information provided in the Board materials and took into account both the likely direct and indirect benefits to Zevenbergen from managing each of the Funds.  The Trustees concluded that Zevenbergen’s profit from managing each of the Funds would likely not be excessive and, after review of relevant financial information, Zevenbergen appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Funds.

Zevenbergen Funds
Additional Information
Period Ended December 31, 2015 (Unaudited)

Form N-Q
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
The Funds’ proxy voting guidelines and a record of the Funds’ proxy votes for the period ended June 30, 2016, will be available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission’s website at www.sec.gov

Investment Adviser
Zevenbergen Capital Investments LLC
601 Union Street, Suite 4600
Seattle, Washington 98101-2323

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable for Semi-Annual Report.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date  March 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date  March 4, 2016

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer

Date  March 4, 2016